Revenue (Tables)	6 Months Ended
Sep. 30, 2024
Revenue [Abstract]
Schedule of Revenue Disaggregated by Product Categories

The following table presents the Company’s revenue disaggregated by product categories for the six months ended September 30, 2023 and 2024, respectively:

	Six months ended September 30
	2023	2024	2024
	S$	S$	US$
Sales of products – at a point in time
Safety equipment	12,290,277	17,857,745	13,917,656
Auxiliary products	8,193,518	4,241,804	3,305,903
Total revenue	20,483,795	22,099,549	17,223,559